Commitments and Contingencies (Details)	1 Months Ended	3 Months Ended
	Aug. 31, 2021 person	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Loss contingency, number of individuals injured | person	4
Southwest Gas Corporation
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims			$ 1,000,000
Additional self-insured retention amount of general liability			4,000,000
Loss contingency, maximum			5,000,000
Loss contingency accrual				$ 5,000,000
Loss contingency recorded		$ 6,200,000
Centuri
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims			$ 750,000